PRIVATE PLACEMENT AND JH DARBIE FINANCING	12 Months Ended
Dec. 31, 2022
Private Placement And Jh Darbie Financing
PRIVATE PLACEMENT AND JH DARBIE FINANCING

NOTE 7 - PRIVATE PLACEMENT AND JH DARBIE FINANCING

During the period from July 2020 to March 2021, the Company entered into subscription agreements with certain accredited investors pursuant to the JH Darbie Financing, whereby the Company issued and sold a total of 100 Units, for total gross proceeds of approximately $5 million, pursuant to the JH Darbie Placement Agreement, with each Unit consisting of:

■	25,000 shares of Edgepoint Common Stock for a price of $1.00 per share of Edgepoint Common Stock.
■	One convertible promissory note, convertible into up to 25,000 shares of Edgepoint Common Stock, at a conversion price of $1.00 per share or up to 138,889 shares of the Company’s Common Stock, at a conversion price of $0.18 per share.
■	50,000 warrants to purchase an equivalent number of shares of Edgepoint Common Stock at $1.00 per share or an equivalent number of shares of the Company’s Common Stock at $0.20 per share with a three-year expiration date.

As of December 31, 2022, and 2021, debt recorded under the JH Darbie Financing, net of debt discounts, consist of the following amounts:

	December 31, 2022	December 31, 2021
Convertible promissory notes
Subscription agreements - accredited investors	$2,342,064	$2,353,253
Subscription agreements – related party	125,547	109,046
Total convertible promissory notes	$2,466,611	$2,462,299

The Company incurred approximately $0.64 million of issuance costs, including legal costs of approximately $39,000, that are incremental costs directly related to the issuance of the various instruments bundled in the offering. As of the date of this Report, the PPM notes are in default.

Concurrently with the sale of the Units, JH Darbie was granted, for nominal consideration, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

The terms of convertible notes are summarized as follows:

■	Term: Through March 31, 2023.
■	Coupon: 16%.
■	Convertible at the option of the holder at any time in the Company’s Common Stock or Edgepoint Common Stock.
■	The conversion price is initially set at $0.18 per share for the Company’s Common Stock or $1.00 for Edgepoint Common Stock, subject to adjustment.

The Company allocated the proceeds among the freestanding financial instruments that were issued in the single transaction using the relative fair value method, which affects the determination of each financial instrument’s initial carrying amount. The Company utilized the relative fair value method as none of the freestanding financial instruments issued as part of the single transaction are measured at fair value. Under the relative fair value method, the Company made separate estimates of the fair value of each freestanding financial instrument and then allocated the proceeds in proportion to those fair value amounts. The Company recorded aggregate non-controlling interests of approximately $1 million in Edgepoint. Non-controlling interests represent the portion of net assets in consolidated entities that are not owned by the Company and are reported as a component of equity in the consolidated balance sheets.

As of the multiple closings of the Company, during the six months ended June 30, 2021, under the private placement memorandum with JH Darbie, the estimated volume weighted grant date fair value of approximately $0.21 per share associated with the warrants to purchase up to 2,035,000 shares of common stock issued in this offering, or a total of approximately $0.7 million, was recorded to additional paid-in capital on a relative fair value basis. All warrants sold in this offering had an exercise price of $0.20 per share of the Company stock or $1.00 per share of Edge Point, subject to adjustment, are exercisable immediately and expire three years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	1.5 years
Expected volatility	152.3%-164.8%
Risk-free interest rates	0.09%-0.11%
Dividend yields	0.00%

In February 2022, the Company and all except one of the Investors agreed to extend the maturity date of the Notes from March 31, 2022, to March 31, 2023. In consideration for the extension of the Notes, the Company issued to the Investors an aggregate of 33,000,066 Oncotelic Warrants at a price of $0.15 per share of Company’s Common Stock. Each Investor will be entitled to receive 333,334 Oncotelic Warrants for each Unit purchased. Upon the amendment of the terms of the convertible notes under the private placement memorandum. As incentive to extend the maturity date, approximately 33 million warrants were issued to the Unit Holders who participated in the amendment, The Company repaid the 1-unit holder who did not participate in the amendment shortly after March 31, 2022.

The Company reviewed the guidance per ASC 470-60 Troubled debt restructurings and ASC 470-50 Debt-Modifications and Extinguishments and concluded that the terms of the agreements were substantially different as of September 30, 2022, and, accounted for the transaction as a debt extinguishment. The loss is recognized equal to the difference between the net carrying amount of the original debt and the fair value of the modified debt instrument.

At March 31, 2022, the Company estimated the fair value of the warrants issued in conjunction with the amendment of the private placement under the JH Darbie financing based on assumptions used in the Black-Scholes valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s Common Stock, a risk-free interest rate based on the yield of a Treasury note and expected volatility of the Company’s Common Stock all as of the measurement date. The Company used the following assumptions to estimate fair value of the warrants:

Strike price	$0.15
Expected Term	1 year
Expected volatility	115.1%
Risk-free interest rates	1.36%
Dividend yields	0.00%

All the warrants issued in conjunction with the amendment #5 had an exercise price of $0.15 per share and are immediately exercisable and expire two years from the date of issuance or February 9, 2024. The warrants resulted in an aggregate fair value of approximately $2.9 million.

The Company recognized amortization expense related to the debt discount and debt issuance costs of $90,737 and $1,229,865 for the fiscal years ended December 31, 2022, and 2021 respectively, which is included in interest expense in the statements of operations.